Commitments and Contingencies (Q3) (Details) - Aquadex Product Line [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Contingent Consideration [Abstract]
Sale or disposal of business assets threshold for contingent consideration	$ 4,000	$ 4,000
Percentage of contingent consideration payments on disposal of business assets	40.00%	40.00%
Maximum [Member]
Contingent Consideration [Abstract]
Contingent consideration period	3 years	3 years